Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 360,631	$ 346,555
Less: accumulated depreciation and amortization	(274,824)	(187,913)
Property and equipment, net	85,807	158,642
Leasehold improvement	10,385	9,955
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,672	29,498
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 319,574	$ 307,102